Restructuring Charges and Asset Impairments (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
ctivity in our restructuring reserves for the years ended December 31, 2013, 2012 and 2011 and includes amounts for both continuing operations and discontinued operations.

	Severance and benefits costs	Pension and Retiree Medical	Asset impairments	Other exit costs	Total
Balance at December 31, 2010	$101,639	$—	$—	$11,561	$113,200
Expenses, net	101,043	8,178	13,528	12,471	135,220
Gain on sale of facility	—	—	(601)	—	(601)
Cash payments	(97,646)	—	601	(9,957)	(107,002)
Non-cash charges	—	(8,178)	(13,528)	—	(21,706)
Balance at December 31, 2011	105,036	—	—	14,075	119,111
Expenses, net	24,992	—	—	(1,627)	23,365
Cash payments	(67,488)	—	—	(7,230)	(74,718)
Balance at December 31, 2012	62,540	—	—	5,218	67,758
Expenses, net	48,373	1,964	71	9,961	60,369
Cash payments	(52,355)	—	—	(7,165)	(59,520)
Non-cash charges	—	(1,964)	(71)	—	(2,035)
Balance at December 31, 2013	$58,558	$—	$—	$8,014	$66,572